INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11:  INCOME TAXES

The income tax provision (benefit) for the years ended December 31, 2014 and 2013 are as follows:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

Federal:
Current	$-	$-
Deferred	(1,265,000)	(1,321,000)

State:
Current	-	-
Deferred	-	-
	(1,265,000)	(1,321,000)
Change in valuation allowance	1,265,000	1,321,000
Income tax provision (benefit)	$-	$-

The effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2014 and 2013 are as follows:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

Deferred tax assets:
Ney operating loss carryforwards	$10,433,000	$9,174,000
Stock-based compensation	$1,871,000	$1,866,000
Technology licensing fee	167,000	167,000
Total deferred tax assets	12,471,000	11,207,000
Valuation allowance	(12,471,000)	(11,207,000)
Deferred tax assets, net of valuation allowance	$-	$-

The Company assesses the likelihood that deferred tax assets will be realized.  To the extent that realization is not likely, a valuation allowance is established.  Based upon the history of losses, management believes that it is more likely than not that future benefits of deferred tax assets will not be realized and has established a full valuation allowance for the years ended December 31, 2014 and 2013.

The Company has not filed U.S tax returns since inception, but is in the process of filing tax returns for the years ended December 31, 2014, 2013, 2012, 2011, 2010, and 2009. The Net operating losses (“NOLs”) will not be available to reduce future taxable income until the returns are filed. Assuming these returns are filed, as of December 31, 2014 and 2013, the Company has approximately $30,686,428 and $26,982,085, respectively, of federal NOLs that may be available to offset future taxable income, if any.  The federal net operating loss carryforwards, if not utilized, will expire beginning in 2023.

The Company has also not filed any Canadian tax returns for GPC, which was dissolved in the fourth quarter of fiscal year 2014. The Company could be subject to fines and penalties for not filing the tax returns. The Company does not know the quantum of such fines and penalties, if any, and no liabilities have been accrued in the fiscal year 2014.

In accordance with Section 382 of the Internal Revenue code, the usage of the Company’s net operating loss carryforwards may be limited in the event of a change in ownership.  A full Section 382 analysis has not been prepared and NOLs could be subject to limitation under Section 382.

For the years ended December 31, 2014 and 2013, the expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

U.S. federal statutory rate	$(10,449,000)	$(1,881,000)

Permanent differences
- Non-cash loss on extinguishment of debt	9,122,000	893,000
-Other permanent differences	62,000	(334,000)
Change in valuation allowance	1,265,000	1,322,000
Income tax provision (benefit)	$-	$-

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return.  For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities.  As of December 31, 2014 and 2013, there were no unrecognized tax benefits.  The Company recognizes accrued interest and penalties as income tax expense.  No amounts were accrued for the payment of interest and penalties at December 31, 2014 and 2013.  The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position in the next year.